4. Financing Receivables (Details - Impaired loans) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014
Unpaid principal balance (contractual obligation from customer)	$ 215	$ 0
Charge-offs and payments applied	47	0
Book value	168	0
Related allowance	8	0
Value after allowance	160	0
Estimated collateral value	160	0
Total charge-offs, payments applied, and allowance (coverage)	$ 55	$ 0
Coverage % (coverage divided by unpaid principal balance	26.00%	0.00%